Disclosure of detailed information about cash flows of the AGM of joint venture (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes			$ 29,869	$ (9,828)
Net cash provided by operating activities after working capital changes			33,429	123,238
Net cash used in investing activities			82,308	(123,351)
Net cash provided by (used in) financing activities			(154,641)	$ (10,051)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ 32,780	$ 67,674	100,454
Net cash provided by operating activities after working capital changes	31,245	41,242	72,487
Net cash used in investing activities	(32,594)	(53,039)	(85,633)
Net cash provided by (used in) financing activities	$ (29)	$ 12,849	$ 12,820